As filed with the United States Securities and Exchange Commission on January 27, 2011
1933 Act Registration No. 33-57340
1940 Act Registration No. 811-07452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 53	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☑
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Name and Address of Agent for Service)

Copy to:
Peter Davidson, Esquire		E. Carolan Berkley, Esquire
Invesco Advisers, Inc.		Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500		2600 One Commerce Square
Houston, Texas 77046-1173		Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on (January 28, 2011) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of January, 2011.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	January 27, 2011

/s/ David C. Arch* (David C. Arch)	Trustee	January 27, 2011

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	January 27, 2011

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	January 27, 2011

/s/ James T. Bunch* (James T. Bunch)	Trustee	January 27, 2011

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 27, 2011

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	January 27, 2011

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	January 27, 2011

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	January 27, 2011

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 27, 2011

/s/ Carl Frischling* (Carl Frischling)	Trustee	January 27, 2011

SIGNATURES	TITLE	DATE

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 27, 2011

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	January 27, 2011

/s/ Larry Soll* (Larry Soll)	Trustee	January 27, 2011

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	January 27, 2011

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	January 27, 2011

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	January 27, 2011

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	January 27, 2011

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post Effective Amendment No. 52 on January 6, 2011.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def